Supplemental Consolidations Balance Sheet Information (Details) - USD ($) $ in Millions	Sep. 25, 2015	Sep. 26, 2014
Balance Sheet Related Disclosures [Abstract]
Contracts in process	$ 370	$ 388
Other	406	663
Prepaid expenses and other current assets	776	1,051
Accrued payroll and payroll related costs	232	316
Accrued guarantees	219	218
Accrued insurance commitments - asbestos	21	346
Other	1,214	1,234
Accrued and other current liabilities	1,686	2,114
Other liabilities	$ 1,938	$ 1,871